UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments

As of August 31, 2008

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Ohio (99.4%)
	Akron OH BAN	3.000%	6/25/09		7,500	7,554
[1]	Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	2.140%	9/8/08	(4)	5,265	5,265
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	9/2/08	LOC	2,300	2,300
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	1.850%	9/8/08	LOC	4,400	4,400
[1]	American Muni. Power Ohio Inc. TOB VRDO	1.870%	9/8/08	(12)	5,000	5,000
[1]	American Muni. Power Ohio Inc. TOB VRDO	1.870%	9/8/08	(12)	10,500	10,500
	Avon OH BAN	2.500%	11/26/08		2,200	2,203
	Avon OH Local School Dist. BAN	3.500%	1/8/09		2,000	2,004
	Barberton OH School Dist. GO BAN	2.600%	11/4/08	(ETM)	10,000	10,010
	Berea OH BAN	2.500%	7/2/09		1,175	1,179
	Blue Ash OH Econ. Dev. Rev. VRDO	1.860%	9/8/08	LOC	8,475	8,475
	Brecksville OH BAN	2.350%	7/2/09		2,500	2,505
	Butler County OH BAN	2.250%	8/6/09		5,000	5,023
	Butler County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.) VRDO	1.810%	9/8/08	LOC	10,000	10,000
[1]	Cincinnati OH City School Dist. GO TOB VRDO	1.840%	9/8/08	LOC	17,120	17,120
[1]	Cincinnati OH City School Dist. GO TOB VRDO	1.880%	9/8/08	(12)	12,485	12,485
[1]	Cincinnati OH City School Dist. TOB VRDO	1.970%	9/8/08	(4)	12,600	12,600
[1]	Cincinnati OH Water System Rev. TOB VRDO	2.070%	9/8/08		2,605	2,605
	Cleveland OH Airport System Rev. VRDO	1.870%	9/8/08	LOC	12,800	12,800
	Cleveland OH COP VRDO	1.850%	9/8/08	LOC	10,000	10,000
[1]	Cleveland OH Income Tax Rev. TOB VRDO	1.870%	9/8/08		15,515	15,515
	Cleveland OH Water Works Rev. VRDO	2.000%	9/8/08	(4)	4,300	4,300
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Euclid Avenue Housing Corp. Project) VRDO	1.860%	9/8/08	LOC	2,750	2,750
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	1.870%	9/8/08		10,000	10,000
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	1.940%	9/8/08		11,600	11,600
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	1.940%	9/8/08		7,300	7,300
	Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.860%	9/8/08	LOC	21,600	21,600

	Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.950%	9/8/08	LOC	5,350	5,350
	Columbus OH City School Dist. BAN	3.750%	12/11/08		4,000	4,006
[1]	Columbus OH City School Dist. TOB VRDO	1.840%	9/8/08	LOC	10,230	10,230
[1]	Columbus OH City School Dist. TOB VRDO	2.070%	9/8/08	(4)	5,000	5,000
[1]	Columbus OH GO TOB VRDO	1.790%	9/8/08		6,000	6,000
[1]	Columbus OH GO TOB VRDO	1.870%	9/8/08		4,360	4,360
[1]	Columbus OH GO TOB VRDO	1.920%	9/8/08		4,695	4,695
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	1.860%	9/8/08	LOC	36,735	36,735
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	1.860%	9/8/08	LOC	2,600	2,600
[1]	Columbus OH Sewer Rev. TOB VRDO	1.820%	9/8/08		5,000	5,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	1.500%	9/12/08		8,800	8,800
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.250%	9/2/08		11,000	11,000
	Cuyahoga Falls OH BAN	3.750%	12/11/08		3,750	3,754
	Delaware County OH Port Auth. Econ. Dev. Rev. (Columbus Zoological Park) VRDO	1.890%	9/8/08	LOC	5,850	5,850
	Euclid OH BAN	2.375%	5/21/09		5,300	5,310
	Findlay OH BAN	2.375%	10/21/08		2,750	2,752
[1]	Franklin County OH Convention Fac. Rev. TOB VRDO	1.920%	9/8/08		7,585	7,585
	Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	1.810%	9/8/08		10,000	10,000
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	1.790%	9/8/08	LOC	13,170	13,170
	Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.770%	9/8/08	LOC	1,025	1,025
	Greater Cleveland OH Regional Transp. Auth. Rev. RAN	2.500%	11/12/08		10,000	10,008
	Green City OH BAN	2.750%	7/14/09		8,400	8,461
	Greene County OH BAN	4.100%	11/18/08		3,280	3,285
[1]	Hamilton County OH Sewer System Rev. TOB VRDO	1.840%	9/8/08		7,485	7,485
	Lake County OH Port Auth. Educ. Fac. Rev. VRDO	1.860%	9/8/08	LOC	3,000	3,000
	Lakewood OH BAN	2.125%	4/16/09		3,750	3,757
[1]	Lakewood OH City School Dist. GO TOB VRDO	2.140%	9/8/08	(4)	4,000	4,000
	Lancaster Port Auth. Ohio Gas Rev. VRDO	1.820%	9/8/08		20,000	20,000
	Little Miami Ohio Local School Dist. BAN	2.625%	6/4/09		6,000	6,023
	Lorain County OH Hosp. Fac. Rev. (EMH Regional Medical Center) VRDO	1.950%	9/8/08	LOC	5,000	5,000

[1]	Lorain County OH Hosp. Rev. (Catholic Healthcare Partners) TOB VRDO	1.840%	9/8/08	(4)	9,975	9,975
	Lorain County OH Port Auth. Educ. Fac. (St. Ignatius High School) VRDO	1.870%	9/8/08	LOC	2,250	2,250
	Lorain County OH Sewer System BAN	2.500%	5/14/09		2,800	2,814
	Lucas County OH BAN	3.000%	7/30/09		7,000	7,081
	Lucas County OH Hosp. Rev. (ProMedica Health Care) VRDO	1.900%	9/8/08	LOC	7,800	7,800
	Lucas County OH Hosp. Rev. (ProMedica Health Care) VRDO	1.900%	9/8/08	LOC	5,500	5,500
	Marysville OH BAN	2.500%	6/3/09		3,835	3,851
	Mason OH BAN	3.000%	3/12/09		2,550	2,560
	Mason OH City School Dist. BAN	2.750%	2/5/09		3,000	3,009
	Mentor OH BAN	2.750%	8/6/09		2,060	2,078
[1]	Miami Univ. of Ohio General Receipts Rev. TOB VRDO	2.190%	9/8/08	(4)	4,275	4,275
	Miamisburg OH City School Dist. BAN	2.500%	11/13/08		10,000	10,014
[1]	Montgomery County OH Rev. (Catholic Health Initiatives) TOB VRDO	1.990%	9/8/08	(4)	10,460	10,460
	Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.800%	9/8/08		3,600	3,600
	Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.900%	9/8/08		10,000	10,000
[1]	Montgomery County OH Rev. TOB VRDO	2.140%	9/8/08	(4)	6,660	6,660
	Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	2.600%	9/2/08	LOC	13,730	13,730
[1]	Ohio Air Quality Dev. Rev. (Dayton Power and Light Company Project) TOB VRDO	1.870%	9/8/08	(13)	10,000	10,000
[1]	Ohio Building Auth. Rev. (Adult Correctional Building) TOB VRDO	1.740%	9/8/08		7,180	7,180
[1]	Ohio Building Auth. Rev. TOB VRDO	2.070%	9/8/08		5,000	5,000
[1]	Ohio Building Auth. Rev. TOB VRDO	2.140%	9/8/08	(4)	3,055	3,055
	Ohio Common Schools GO	5.000%	3/15/09		2,000	2,030
	Ohio Common Schools GO VRDO	1.600%	9/8/08		12,380	12,380
	Ohio Common Schools GO VRDO	1.800%	9/8/08		11,535	11,535
[1]	Ohio GO TOB VRDO	1.820%	9/8/08		9,400	9,400
[1]	Ohio GO TOB VRDO	1.820%	9/8/08		11,510	11,510
[1]	Ohio GO TOB VRDO	1.840%	9/8/08		10,245	10,245
	Ohio GO VRDO	1.600%	9/8/08		5,350	5,350
	Ohio GO VRDO	1.750%	9/8/08		3,400	3,400
[1]	Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	1.790%	9/8/08		5,140	5,140
[1]	Ohio Higher Educ. Fac. Comm. Rev. (Austin) TOB VRDO	1.840%	9/8/08	(13)	6,665	6,665
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	2.000%	10/9/08		5,000	5,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.550%	11/7/08		10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.750%	9/8/08		6,650	6,650
	Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	1.900%	9/8/08	LOC	14,815	14,815
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.350%	9/2/08		1,000	1,000

	Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	1.940%	9/8/08	LOC	1,330	1,330
	Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	1.900%	9/8/08	LOC	8,000	8,000
	Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	1.800%	9/8/08		2,750	2,750
	Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	1.800%	9/8/08	LOC	8,825	8,825
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	1.690%	9/8/08	LOC	11,500	11,500
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	1.770%	9/8/08	LOC	8,600	8,600
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ. Project) VRDO	1.900%	9/8/08	LOC	7,310	7,310
	Ohio Higher Educ. Fac. Comm. Rev. VRDO	1.900%	9/8/08	LOC	2,880	2,880
	Ohio Higher Educ. GO	3.500%	10/1/08		4,000	4,006
[1]	Ohio Higher Educ. GO TOB VRDO	1.790%	9/8/08		4,875	4,875
[1]	Ohio Higher Educ. GO TOB VRDO	1.810%	9/8/08		3,440	3,440
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.020%	9/8/08		7,550	7,550
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.090%	9/8/08		5,215	5,215
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.850%	9/8/08		8,580	8,580
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.850%	9/8/08		9,040	9,040
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.880%	9/8/08		5,000	5,000
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.930%	9/8/08		5,780	5,780
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.950%	9/8/08		11,530	11,530
	Ohio Housing Finance Agency Mortgage Rev. VRDO	2.000%	9/8/08		8,000	8,000
	Ohio Housing Finance Agency Mortgage Rev. VRDO	2.000%	9/8/08		2,905	2,905
[1]	Ohio Infrastructure Improvement GO TOB VRDO	1.790%	9/8/08		7,195	7,195
	Ohio Infrastructure Improvement GO VRDO	1.750%	9/8/08		2,425	2,425
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.700%	9/2/08		14,725	14,725
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.700%	9/2/08		3,140	3,140
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.700%	9/2/08		7,625	7,625
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.700%	9/2/08		7,000	7,000
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.700%	9/2/08		11,505	11,505

[1]	Ohio State Higher Educ. 2006 Eclipse Trust TOB VRDO	1.870%	9/8/08	LOC	4,985	4,985
	Ohio State Univ. General Receipts Rev. CP	1.650%	9/10/08		22,400	22,400
[1]	Ohio State Univ. General Receipts Rev. TOB VRDO	1.870%	9/8/08		645	645
[1]	Ohio State Univ. General Receipts Rev. TOB VRDO	2.070%	9/8/08		5,155	5,155
	Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	1.850%	9/8/08	LOC	13,000	13,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.850%	9/8/08	LOC	13,250	13,250
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.950%	9/8/08	LOC	18,000	18,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.990%	9/8/08	LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	2.800%	9/2/08	LOC	1,100	1,100
[1]	Ohio Water Dev. Auth. PCR TOB VRDO	1.840%	9/8/08		5,000	5,000
[1]	Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	1.830%	9/8/08		7,225	7,224
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	1.800%	12/4/08		10,000	10,000
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.100%	9/8/08		23,450	23,450
[1]	Ohio Water Dev. Auth. Rev. TOB VRDO	1.920%	9/8/08		2,700	2,700
	Orrville Ohio Ind. Dev. (American Weather Seal Co.) VRDO	2.150%	9/8/08	LOC	6,930	6,930
	Perrysburg OH BAN	2.125%	5/21/09		2,283	2,285
	Port of Greater Cincinnati Dev. Auth. (Sycamore Township Kenwood) VRDO	1.870%	9/8/08	LOC	3,000	3,000
	Port of Greater Cincinnati OH Dev. Auth. Rev. (National Underground Railroad Freedom Center) VRDO	1.770%	9/8/08	LOC	6,600	6,600
	Portage County OH BAN	4.000%	10/3/08		6,700	6,703
	Reynoldsburg OH School Dist. GO BAN	2.500%	9/30/08		9,000	9,004
	Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	1.800%	9/8/08	LOC	6,550	6,550
	Shaker Heights OH City School Dist. BAN	2.500%	12/2/08		2,500	2,504
	Strongsville OH BAN	2.600%	12/11/08		1,725	1,727
[1]	Toledo Lucas County OH Port Auth. VRDO	1.980%	9/8/08	(13)	5,500	5,500
	Toledo OH City Services Special Assessment VRDO	1.820%	9/8/08	LOC	6,200	6,200
	Toledo OH City Services Special Assessment VRDO	1.840%	9/8/08	LOC	9,000	9,000
	Union Township OH BAN	4.250%	9/17/08		9,000	9,002
[1]	Univ. of Akron OH General Receipts Rev. TOB VRDO	2.090%	9/8/08	(4)	11,285	11,285
	Univ. of Akron OH General Receipts Rev. VRDO	2.250%	9/8/08	(12)	10,000	10,000
	Univ. of Cincinnati OH General Receipts BAN	2.750%	7/21/09		8,950	9,030
	Upper Arlington OH City School Dist. TAN	2.625%	6/25/09		2,500	2,512

	Willoughby OH BAN	4.000%	11/28/08	6,350	6,360
					1,119,178
Total Tax-Exempt Municipal Bonds (Cost $1,119,178)					1,119,178
Total Investments (99.4%) (Cost $1,119,178)					1,119,178
Other Assets and Liabilities-Net (0.6%)					6,847
Net Assets (100%)					1,126,025

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $305,779,000, representing 27.2% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Ohio (96.2%)
Adams County OH School Dist. GO	5.550%	12/1/09	(1)	1,000	1,003
Akron OH GO	5.500%	12/1/18	(1)	1,315	1,398
Akron OH Income Tax Rev. (Community Learning Center)	5.000%	12/1/27	(3)	6,300	6,375
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	9/2/08	LOC	1,400	1,400
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	9/2/08	LOC	6,200	6,200
American Muni. Power Ohio Inc.	5.000%	2/15/38		16,385	15,893
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14	(2)	2,625	2,752
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15	(2)	2,865	3,003
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16	(2)	1,015	1,064
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		3,000	3,030
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,434
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,434
Avon OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	2,400	2,681
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	1,190	1,276
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	2,250	2,412
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		8,260	7,545
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34		2,500	2,074
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.500%	6/1/47		7,750	6,893
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,655	1,842
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,570	1,748
Butler County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.000%	5/15/31	(3)	5,000	4,361
Butler County OH Sewer System Rev.	5.375%	12/1/09	(3)(Prere.)	1,230	1,294
Butler County OH Waterworks Rev.	5.250%	12/1/21	(2)	4,000	4,226
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	1,080	1,183
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	950	1,040

	Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	805	881
	Canal Winchester OH Local School Dist. GO	5.000%	6/1/15	(1)(Prere.)	3,030	3,362
	Centerville OH City School Dist. GO	5.000%	12/1/30	(4)	9,260	9,451
	Chillicothe OH City School Dist.	5.250%	12/1/14	(3)(Prere.)	1,745	1,964
	Cincinnati OH City School Dist. Classroom Fac. Construction & Improvement	5.250%	12/1/28	(3)	4,000	4,263
	Cincinnati OH City School Dist. GO	5.375%	12/1/11	(1)(Prere.)	3,350	3,655
	Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)(Prere.)	5,525	6,104
	Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32	(4)	1,000	1,003
	Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38		7,870	7,693
	Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	2,000	2,168
	Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	1,380	1,496
	Cincinnati OH Water System Rev.	5.000%	12/1/23	(1)	6,000	6,294
	Cincinnati OH Water System Rev.	5.000%	12/1/32		4,000	4,083
	Cleveland OH Airport System Rev.	5.000%	1/1/31	(4)	7,575	7,600
	Cleveland OH GO	5.375%	9/1/10	(2)	1,000	1,047
	Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,135	1,226
	Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,415	1,529
	Cleveland OH GO	5.500%	12/1/11	(3)	1,340	1,431
	Cleveland OH GO	5.375%	9/1/12	(2)	1,000	1,075
	Cleveland OH GO	5.250%	8/1/13	(3)(Prere.)	2,400	2,669
	Cleveland OH GO	5.500%	10/1/20	(2)	7,350	8,257
	Cleveland OH GO	5.000%	10/1/21	(2)	2,920	3,044
	Cleveland OH GO	5.500%	10/1/22	(2)	3,870	4,339
	Cleveland OH Income Tax Rev.	5.000%	10/1/29	(12)	7,180	7,289
	Cleveland OH Public Power System Rev.	5.000%	11/15/28	(1)	1,250	1,258
	Cleveland OH Public Power System Rev.	0.000%	11/15/33	(1)	6,895	1,756
	Cleveland OH School Dist. GO	0.000%	12/1/08	(3)(ETM)	400	398
	Cleveland OH State Univ. Rev.	5.250%	6/1/19	(3)	2,825	2,969
	Cleveland OH State Univ. Rev.	5.000%	6/1/30	(3)	5,000	4,928
[1]	Cleveland OH Water Works Rev.	5.500%	1/1/21	(1)	9,635	10,684
	Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,390	2,690
	Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,070	2,330
	Columbus OH GO	5.000%	12/15/13		5,000	5,516
	Columbus OH GO	5.000%	9/1/16		9,225	10,286
	Columbus OH Sewer Rev.	4.500%	6/1/29		8,000	7,820
	Columbus OH Sewer Rev.	4.250%	6/1/30		1,740	1,628
	Columbus OH Sewer Rev.	5.000%	6/1/31		4,000	4,095
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,153
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,153

Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,153
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	1,710	1,840
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation)	6.000%	1/1/32		10,000	10,450
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.250%	9/2/08		6,800	6,800
Defiance OH Waterworks System GO	5.650%	12/1/08	(2)(Prere.)	1,130	1,164
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/22		1,750	1,773
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.250%	8/15/46		11,080	10,255
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/16	(3)	1,840	1,971
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/20	(3)	1,200	1,268
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/15	(1)	3,000	3,251
Franklin County OH GO	5.000%	12/1/31		5,000	5,149
Franklin County OH Hosp. Rev. (Nationwide Childrens)	4.750%	11/1/28		1,500	1,431
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/19		4,035	4,107
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/21		4,465	4,488
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/13	(2)	2,000	2,024
Gallia County OH Local School Dist.	5.000%	12/1/26	(4)	2,075	2,152
Gallia County OH Local School Dist.	5.000%	12/1/27	(4)	2,180	2,252
Gallia County OH Local School Dist.	5.000%	12/1/30	(4)	5,000	5,116
Gallia County OH Local School Dist.	5.000%	12/1/33	(4)	5,000	5,083
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30	(1)	4,040	4,058
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/11	(1)(Prere.)	1,640	1,797
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08	(3)(Prere.)	1,665	1,698
Greene County OH Sewer System Rev.	5.000%	12/1/22	(4)	4,470	4,649
Greene County OH Sewer System Rev.	5.000%	12/1/23	(4)	4,695	4,865
Greene County OH Sewer System Rev.	5.000%	12/1/24	(4)	5,050	5,217
Greene County OH Sewer System Rev.	5.000%	12/1/25	(4)	5,000	5,147
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	6/1/14	(3)(Prere.)	1,270	1,421
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/20	(3)	1,185	1,255
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/21	(3)	1,245	1,308
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/23	(3)	1,380	1,448

Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/24	(3)	185	193
Hamilton County OH Econ. Dev. Rev. (King Highland Community Urban)	5.250%	6/1/28	(1)	7,290	7,448
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/09	(1)	695	706
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/19	(3)	2,865	2,878
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/20	(3)	3,020	3,010
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25	(2)	5,000	5,136
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26	(2)	5,000	5,118
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32	(4)	5,000	5,013
Hamilton County OH Sewer System Rev.	5.450%	12/1/09	(3)	3,250	3,353
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	755	808
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	965	1,033
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,355	1,473
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,000	1,087
Hamilton County OH Sewer System Rev.	5.000%	12/1/31	(1)	5,300	5,353
Hamilton OH City School Dist. GO	5.000%	12/1/26	(4)	3,070	3,196
Hamilton OH City School Dist. GO	5.000%	12/1/28	(4)	5,000	5,164
Hamilton OH City School Dist. GO	5.000%	12/1/34	(4)	2,250	2,288
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/11	(4)(Prere.)	1,510	1,665
Hilliard OH School Dist. GO	0.000%	12/1/12	(3)	3,220	2,785
Hilliard OH School Dist. GO	0.000%	12/1/13	(3)	3,220	2,670
Hilliard OH School Dist. GO	0.000%	12/1/14	(3)	2,720	2,150
Hilliard OH School Dist. GO	0.000%	12/1/15	(3)	3,720	2,790
Hilliard OH School Dist. GO	5.250%	12/1/16	(3)	2,000	2,140
Hilliard OH School Dist. GO	5.000%	12/1/27	(1)	2,895	2,958
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center)	5.250%	12/1/37		4,825	4,610
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/11	(Prere.)	1,295	1,418
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	4,350	4,866
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10	(3)(Prere.)	1,000	1,076
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11	(1)(Prere.)	1,675	1,834
Lorain County OH GO	5.500%	12/1/22	(3)	1,500	1,587
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/08	(1)	1,250	1,250
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,603
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		4,000	4,087
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/33	(4)	5,000	4,972

Lucas County OH Hosp. Rev.	5.000%	11/15/38		5,000	4,633
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14	(1)(ETM)	5,360	5,398
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14	(1)	640	642
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/15	(2)	2,500	2,563
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/17	(2)	2,075	2,120
Mad River OH Local School Dist. GO	5.750%	12/1/12	(3)(Prere.)	1,195	1,343
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,095	2,356
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,035	2,289
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,140	2,407
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	3,000	3,374
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/31	(10)	2,720	2,590
Mason OH City School Dist. School Improvement GO	5.000%	12/1/35		2,000	2,032
Medina OH School Dist. COP	5.250%	12/1/37	(12)	7,210	7,297
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20	(2)	2,000	2,084
Middletown OH City School Dist. GO	5.000%	12/1/23	(4)	5,345	5,591
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,425	1,582
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,600	1,777
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,270	3,560
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/30		7,630	7,423
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	10/1/41	(4)	5,000	4,889
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12	(3)(Prere.)	500	551
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17	(3)	675	727
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11	(2)	1,200	1,081
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12	(2)	1,700	1,465
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10	(3)(Prere.)	1,355	1,451
Oak Hills OH Local School Dist. GO	7.200%	12/1/09	(1)	1,625	1,667
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	10/1/11	(1)	5,000	5,351
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10	(Prere.)	2,000	2,134
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,585	1,712

Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,500	1,620
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/17	(4)	1,305	1,401
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/18	(4)	1,380	1,466
Ohio Common Schools GO VRDO	1.600%	9/8/08		3,200	3,200
Ohio GO	5.000%	9/15/11		5,715	6,123
Ohio GO	5.500%	11/1/14		4,185	4,748
Ohio GO	4.500%	9/15/22	(1)	5,000	5,051
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11	(2)	6,110	6,516
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11		6,115	6,613
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13	(2)(Prere.)	3,885	4,292
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.250%	12/1/26	(1)	3,520	3,800
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/27	(2)	2,115	2,138
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/11	(Prere.)	1,000	1,103
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/25		5,535	5,732
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/26		5,815	5,996
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		3,000	3,026
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/09	(1)(Prere.)	2,875	3,002
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.000%	4/1/32		3,415	3,350
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		4,500	4,379
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.350%	9/2/08		2,900	2,900
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/26		5,275	5,276
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/33		5,000	5,020
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,500	15,356
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/16	(2)	1,795	1,917
Ohio Higher Educ. GO	5.000%	8/1/12		6,525	7,079
Ohio Higher Educ. GO	5.000%	11/1/14		4,250	4,705
Ohio Highway Capital Improvements GO	5.250%	5/1/09		5,000	5,122
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11		2,800	2,990
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		5,000	5,019
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	2.300%	9/2/08		3,900	3,900
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23		3,000	3,173
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18		3,150	3,309

Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19		2,235	2,348
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20		1,570	1,649
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24	(3)	5,000	5,511
Ohio Water Dev. Auth. PCR	5.000%	12/1/11		4,030	4,341
Ohio Water Dev. Auth. PCR	5.500%	6/1/23		2,155	2,466
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,100	2,307
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,170	2,384
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,735	3,005
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/22		4,690	5,377
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/23		1,225	1,402
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/23		1,115	1,280
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09	(2)(ETM)	465	480
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.100%	9/8/08		5,285	5,285
Olentangy OH Local School Dist. GO	5.500%	6/1/12	(4)(Prere.)	1,200	1,323
Olentangy OH Local School Dist. GO	5.000%	6/1/16	(4)(Prere.)	1,235	1,372
Olentangy OH Local School Dist. GO	5.500%	12/1/16	(4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30	(4)	3,765	3,852
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	1,400	1,566
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	1,300	1,471
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	2,750	3,112
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.250%	11/1/08	(Prere.)	2,000	2,032
Reynoldsburg OH School Dist. GO	0.000%	12/1/09	(3)	1,465	1,415
Reynoldsburg OH School Dist. GO	0.000%	12/1/10	(3)	1,465	1,368
Richland County OH GO	6.950%	12/1/11	(2)	450	452
Richland County OH GO	5.400%	12/1/15	(2)	1,120	1,123
Rocky River OH City School Dist. GO	5.375%	12/1/17		2,200	2,424
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		9,000	8,737
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34	(1)	5,470	5,293
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	1,215	1,355
Summit County OH GO	6.250%	12/1/10	(3)(Prere.)	1,420	1,557
Summit County OH GO	6.500%	12/1/10	(3)(Prere.)	2,000	2,204
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,800	2,040

Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,910	2,164
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	2,020	2,289
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,420	1,609
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,595	1,807
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/11	(3)(Prere.)	1,015	1,121
Tallmadge OH City School Dist.	5.000%	12/1/28	(4)	3,030	3,091
Teays Valley OH Local School Dist. GO	5.000%	12/1/27	(1)	3,040	3,123
Tri Valley OH Local School Dist. GO	5.500%	12/1/16	(3)	1,255	1,390
Tri Valley OH Local School Dist. GO	5.500%	12/1/19	(3)	1,785	1,973
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10	(3)(Prere.)	2,545	2,688
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	2,000	2,013
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	4,000	4,012
Univ. of Cincinnati OH COP	5.500%	6/1/14	(1)	1,000	1,043
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,285	1,413
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,500	1,650
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	2,500	2,750
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,000	2,194
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,595	2,846
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,880	3,159
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28	(1)	5,000	5,031
Univ. of Toledo OH General Receipts	5.250%	6/1/11	(3)(Prere.)	1,080	1,163
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	2,000	2,168
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	1,225	1,328
Woodridge OH School Dist. GO	6.800%	12/1/14	(2)	2,000	2,228
Wooster OH School Dist. GO	0.000%	12/1/09	(4)	2,195	2,132
Wooster OH School Dist. GO	0.000%	12/1/10	(4)	2,265	2,136
Wooster OH School Dist. GO	0.000%	12/1/11	(4)	2,315	2,098
					806,049
Puerto Rico (2.6%)
Puerto Rico GO	5.000%	7/1/14	(Prere.)	1,260	1,400
Puerto Rico GO	5.500%	7/1/20	(1)	1,600	1,656
Puerto Rico GO	5.500%	7/1/29		1,500	1,517
Puerto Rico GO	5.000%	7/1/34		740	707
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,400	3,794
Puerto Rico Muni. Finance Agency	5.250%	8/1/19	(4)	3,000	3,151
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(4)	2,500	2,617
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21	(1)	2,000	2,066
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,005	3,251
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	995	1,076
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	305	354
					21,589

Virgin Islands (0.2%)
	Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	2,031

Total Tax-Exempt Municipal Bonds (Cost $822,321)					829,669
Total Investments (99.0%) (Cost $822,321)					829,669
Other Assets and Liabilities-Net (1.0%)					8,407
Net Assets (100%)					838,076

1	Securities with a value of $832,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $823,481,000. Net unrealized appreciation of investment securities for tax purposes was $6,188,000, consisting of unrealized gains of $17,230,000 on securities that had risen in value since their purchase and $11,042,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(106)	12,435	48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table sumamrizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	48
Level 2- Other significant observable inputs	829,669	-
Level 3- Significant unobservable inputs	-	-
Total	829,669	48

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.